Significant accounting policies (Details 5) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Aug. 12, 2014	Dec. 31, 2013
Net income (loss)	$ 16,438	$ (7,657)	$ 19,016	$ (9,478)
Total equity	241,895		241,895		$ 236,378	$ 24,524	$ (48,096)
Scenario, Previously Reported [Member]
Net income (loss)	16,316	(7,306)	18,734	(9,070)
Total equity	242,703		242,703		237,440
Restatement Adjustment [Member]
Net income (loss)	120	(307)	204	(347)
Total equity	(887)		(887)		(957)
Indirect Adjustment [Member]
Net income (loss)	2	$ (44)	78	$ (61)
Total equity	$ 79		$ 79		$ (105)